UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE



Report for the Calendar Year or Quarter Ended:      June 30, 2011
                                                   -----------------
Check here if Amendment [ ]; Amendment Number:
                                                   -----------------

     This Amendment (check only one):  [  ] is a restatement
                                       [  ] add new holdings entries

Institutional Investment Manager Filing this Report:

Name:           Burroughs Hutchinson Inc
                -------------------------------------------
Address:        877 W Main St Ste 602
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                Boise ID 83702
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Form 13F File Number:   028-07788
                        ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:


Name:           Jill Wilson
                -----------------------
Title:          Chief Operating Officer
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Phone:          208-343-7556
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Signature, Place and Date of Signing:


            Jill Wilson               Boise, ID               07/22/2011
      -------------------------     ---------------------     ----------------
             [Signature]                [City, State]              [Date]

Report Type (Check only one)
----------------------------


[X] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report)

[ ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:



Number of Other Included Managers:                        0
                                                 --------------------

Form 13F Information Table Entry Total:                  65
                                                 --------------------

Form 13F Information Table Value Total:                $147,502
                                                 --------------------
                                                     (thousands)




List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.





                                                          FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579Y101     1869    19700 SH       Sole                    19700
Abbott Labs                    COM              002824100     3482    66170 SH       Sole                    66170
Ameren Corp                    COM              023608102     1271    44075 SH       Sole                    44075
American Electric Power        COM              025537101     1323    35120 SH       Sole                    35120
American Express               COM              025816109      633    12250 SH       Sole                    12250
Apache Corp                    COM              037411105      287     2330 SH       Sole                     2330
Archer - Daniels               COM              039483102     1617    53645 SH       Sole                    53645
BP p.l.c                       COM              055622104     2985    67400 SH       Sole                    67400
Best Buy Co.                   COM              086516101     1739    55350 SH       Sole                    55350
CVS Caremark                   COM              126650100     5394   143530 SH       Sole                   143530
Cardinal Health                COM              14149y108     2742    60375 SH       Sole                    60375
ChevronTexaco Corp             COM              166764100     4662    45330 SH       Sole                    45330
Chicago Bridge & Iron          COM              167250109     1290    33150 SH       Sole                    33150
Cisco Systems Inc              COM              17275r102     3175   203420 SH       Sole                   203420
Dell Inc.                      COM              24702R101      607    36400 SH       Sole                    36400
ENSCO Intl                     COM              29358q109     3739    70150 SH       Sole                    70150
FirstEnergy Corp               COM              337932107     1336    30270 SH       Sole                    30270
General Electric               COM              369604103      724    38365 SH       Sole                    38365
General Motors                 COM              37045v100      981    32300 SH       Sole                    32300
Goldman Sachs                  COM              38141g104     1657    12450 SH       Sole                    12450
Halliburton Co                 COM              406216101     1372    26900 SH       Sole                    26900
Hewlett - Packard              COM              428236103     4635   127330 SH       Sole                   127330
Illinois Tool Works            COM              452308109     1282    22700 SH       Sole                    22700
Int'l Business Mach.           COM              459200101     5764    33600 SH       Sole                    33600
Intel Corp.                    COM              458140100     4587   207000 SH       Sole                   207000
J.P. Morgan Chase              COM              46625H100     4592   112170 SH       Sole                   112170
Johnson & Johnson              COM              478160104     4002    60155 SH       Sole                    60155
L-3 Communications             COM              502424104     2680    30650 SH       Sole                    30650
Lowe's Companies               COM              548661107      203     8710 SH       Sole                     8710
Marathon Oil                   COM              565849106     5728   108725 SH       Sole                   108725
Medtronic                      COM              585055106     1209    31380 SH       Sole                    31380
Microsoft                      COM              594918104     6212   238930 SH       Sole                   238930
Morgan Stanley                 COM              617446448     2795   121450 SH       Sole                   121450
Mountain West Finl             COM              62450b100      165    35460 SH       Sole                    35460
Newmont Mining                 COM              651639106     3538    65550 SH       Sole                    65550
Noble Corp                     COM              h5833n103      394    10000 SH       Sole                    10000
Oracle Systems                 COM              68389X105     2764    84000 SH       Sole                    84000
Pepco Holdings                 COM              713291102     1525    77700 SH       Sole                    77700
Pepsico Inc.                   COM              713448108     3689    52385 SH       Sole                    52385
Procter & Gamble               COM              742718109     2609    41035 SH       Sole                    41035
Proshares Leh 20yr             COM              74347r297     5040   146050 SH       Sole                   146050
SPDR Trust                     COM              78462f103     2198    16652 SH       Sole                    16652
Scana Corp                     COM              80589m102     1269    32235 SH       Sole                    32235
Schlumberger Ltd               COM              806857108     1017    11770 SH       Sole                    11770
State Street Corp              COM              857477103     4848   107520 SH       Sole                   107520
Supervalu                      COM              868536103      303    32200 SH       Sole                    32200
TJX Companies Inc              COM              872540109      210     4000 SH       Sole                     4000
Target Corp                    COM              87612e106     2270    48390 SH       Sole                    48390
Transatlantic Holdings         COM              893521104      314     6400 SH       Sole                     6400
Transocean Ltd                 COM              040674667     3574    55360 SH       Sole                    55360
Waste Management               COM              94106L109     2759    74020 SH       Sole                    74020
Wells Fargo                    COM              949746101     5682   202509 SH       Sole                   202509
Zimmer Holdings                COM              98956P102     3356    53100 SH       Sole                    53100
Bank of NY 6.875%              PRD              09656g201     1692    65600 SH       Sole                    65600
FPC Capital I 7.10%            PRD              302552203      658    25700 SH       Sole                    25700
Harris Pref 7.375%             PRD              414567206     1442    57200 SH       Sole                    57200
JP Morgan X 7.0%               PRD              46623d200     1421    55600 SH       Sole                    55600
Key IX 6.75%                   PRD              49327Q204     2956   116898 SH       Sole                   116898
MBNA Corp.  8.10%              PRD              55270b201      329    12825 SH       Sole                    12825
Merrill IV 7.12%               PRD              59021g204     1258    50650 SH       Sole                    50650
Merrill V 7.28%                PRD              59021k205      488    19650 SH       Sole                    19650
Morgan Stanley VI 6.60%        PRD              617461207      361    14500 SH       Sole                    14500
Ryl Bk Scotland 7.25%          PRD              780097879     1574    70350 SH       Sole                    70350
US Bank XI 6.60%               PRD              903300200      986    38700 SH       Sole                    38700
Wachovia IV 6.375%             PRD              92978u207      237     9500 SH       Sole                    9500